Contingent liabilities (Details Narrative) - GBP (£) £ in Thousands	Dec. 31, 2023	Jan. 23, 2023	Dec. 31, 2022	Dec. 18, 2022
Notes and other explanatory information [abstract]
Aggregate consideration				£ 7,400
Requested for reimbursement		£ 225
Contingent liability	£ 225		£ 225